Advances to Suppliers, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Advances to Suppliers, Net [Abstract]
Raw material prepayments for equipment production	$ 916,210	$ 728,429
Construction material prepayments	1,037,338	1,263,942
Prepayment to construction subcontractors	428,334	432,188
Subtotal	2,381,882	2,424,559
Less: allowances for doubtful accounts	(534,245)	(542,151)
Advances to suppliers, net	$ 1,847,637	$ 1,882,408